Share-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares	A summary of activities of the restricted shares as of March 31, 2023 is as follow:
	Number of nonvested restricted shares	Weighted average fair value per ordinary share on the grant dates
Outstanding as of September 30, 2021	-	$-
Granted	1,000,000	0.75
Vested	(587,500)	0.75
Forfeited	-	-
Unvested as of September 30, 2022	412,500	0.75
Granted	1,178,922	1.13
Vested	(202,500)	0.75
Forfeited	-	-
Unvested as of March 31, 2023	1,388,922	$1.07